Annual Total Returns[BarChart] - Emerging Markets Select Equity - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.80%	(7.57%)	(4.31%)	(10.40%)	6.15%	47.52%	(22.85%)	37.50%	26.30%